Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Sales	$ 34,835	$ 30,837	$ 28,748
Costs and expenses
Cost of goods sold	30,287	27,019	25,434
Depreciation and amortization	1,063	801	686
Selling, general and administrative	1,616	1,510	1,382
Interest expense (income), net	16	16	(6)
Equity income	(196)	(151)	(121)
Other expense (income), net	144	(108)	156
Income from operations before income taxes	1,905	1,750	1,217
Income taxes	360	324	202
Net income	1,545	1,426	1,015
Net loss attributable to non-controlling interests	16	7	3
Net income attributable to Magna International Inc.	$ 1,561	$ 1,433	$ 1,018
Earnings per Common Share:
Basic	$ 6.85	$ 6.17	$ 4.26
Diluted	$ 6.76	$ 6.09	$ 4.20
Cash dividends paid per Common Share	$ 1.28	$ 1.10	$ 1.00
Average number of Common Shares outstanding during the year [in millions]:
Basic	227.9	232.4	239.3
Diluted	230.8	235.2	242.8